Equity - Summary of equity (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Share capital and share premium
Share capital	€ 33	€ 35
Share premium	17,116	17,116
Total share capital and share premium	17,149	17,151
Other reserves
Reserve of cash flow hedges	(2,264)	(2,058)
Revaluation reserves credit liability	22	31
Revaluation reserve: Property in own use	170	178
Net defined benefit asset/liability remeasurement reserve	(300)	(317)
Currency translation reserve	(2,203)	(2,527)
Share of associates and joint ventures and other reserves	2,750	3,047
Treasury shares	1,024	1,994		€ 1,205
Other reserves	(1,542)	(2,767)
Retained earnings	39,081	40,299
Shareholders’ equity (parent)	54,689	54,684	€ 56,793
Non-controlling interests	816	944
Total equity	55,505	55,628	€ 57,513	€ 57,004
Equity securities at FVOCI
Other reserves
Revaluation reserve: equity securities at FVOCI	1,628	1,152
Revaluation reserve: debt instruments at FVOCI	1,628	1,152
Debt instruments at FVOCI
Other reserves
Revaluation reserve: equity securities at FVOCI	(320)	(280)
Revaluation reserve: debt instruments at FVOCI	€ (320)	€ (280)